Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	As of March 31,
	2025	2026	2026
	S$	S$	US$

Balance - beginning of the year	680,133	288,203	223,530
Advances from customers	3,018,039	4,169,046	3,233,512
Revenue recognized related to amounts previously deferred	(3,409,969)	(3,810,948)	(2,955,771)
Balance – end of the year	288,203	646,301	501,271